Disclosures on Financial Instruments - Summary of Gain (Loss) from Cash Flow Hedges Recognized in Other Comprehensive Income and Income Statement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	₨ (90,571.2)	$ (1,309.7)	₨ 106,093.1	₨ (262,959.2)
Gain/(loss) reclassified from equity to hedging reserve	(80,562.9)	(1,164.9)	(102,536.7)	(108,817.5)
Revenue [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	(79,529.5)	(1,150.0)	(118,767.0)	(112,697.8)
Raw materials, components and consumables [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement			15,674.8	7,553.4
Foreign exchange (gain)/loss (net) [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	(1,033.4)	(14.9)	555.5	(3,673.1)
Foreign currency derivative contracts [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	(80,992.4)	(1,171.2)	94,016.9	(249,818.5)
Foreign currency bonds [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	(9,429.1)	(136.3)	12,435.2	₨ (13,140.7)
Cross-Currency Interest Rate Swaps [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	446.0	6.4	₨ (359.0)
Interest rate swaps [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	₨ (595.7)	$ (8.6)